Equity and Earnings per Share - Narrative (Details)			1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 09, 2021 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Oct. 31, 2020 shares	Aug. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 D $ / shares shares	Dec. 31, 2021 $ / shares shares	Feb. 28, 2021 $ / shares shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Payments of stock issuance costs | $		$ 19,700,000				$ 19,618,000
Number of shares in each unit (in shares)		1
Warrants (in shares)		9,900,000	9,900,000
Price of warrants (in dollars per share) | $ / shares		$ 1.00	$ 1.00
Proceeds from issuance of warrants | $		$ 9,900,000	$ 9,900,000
Sale of Founders Shares, restriction period							1 year
Sale of Founders Shares, stock price threshold (in dollars per share) | $ / shares								$ 12.00
Sale of Founders Shares, threshold trading days									20	20
Sale of Founders Shares, threshold consecutive trading days							30 days
Sale of Founders Shares, period after Business Combination							150 days
Preferred stock, authorized (in shares)						35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Exercise price per share (in dollars per share) | $ / shares		$ 11.50	$ 11.50
Reclassification of warrants as equity | $	$ 2,500,000
Proceeds from warrant exercises | $	$ 2,300,000
Stock issued upon exercise of warrants (in shares)	635,641
Warrants, fair market value, period following notice of redemption							10 days
Warrants, redemption, maximum share issuance ratio											0.361
Preferred units, preferred return, percentage											14.50%
Dividends declared | $ / shares						0
Warrant Redemption Scenario One
Class of Stock [Line Items]
Exercise price per share (in dollars per share) | $ / shares						11.50	$ 11.50	11.50	11.50	11.50	$ 11.50
Warrants, redemption price trigger (in dollars per share) | $ / shares						18.00	18.00	18.00	18.00	18.00	18.00
Warrants, redemption price (in dollars per share) | $ / shares						0.01	$ 0.01	0.01	0.01	$ 0.01	0.01
Warrants, redemption notice period							30 days
Warrants, redemption period							30 days
Warrants, redemption, threshold trading days | D										20
Warrants, redemption, threshold consecutive trading days							30 days
Warrant Redemption Scenario Two
Class of Stock [Line Items]
Warrants, redemption price trigger (in dollars per share) | $ / shares						10.00	$ 10.00	10.00	10.00	$ 10.00	10.00
Warrants, redemption price (in dollars per share) | $ / shares						$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Warrants, redemption notice period							30 days
IPO
Class of Stock [Line Items]
Stock issued (in shares)		34,500,000
Price per share (in dollars per share) | $ / shares		$ 10.00	$ 10.00
Consideration received | $		$ 345,000,000.0
Payments of stock issuance costs | $	$ 12,100,000
Payment of deferred underwriting commissions | $		$ 12,100,000
Underwriters' option
Class of Stock [Line Items]
Stock issued (in shares)		4,500,000
PIPE
Class of Stock [Line Items]
Stock issued (in shares)	25,000,000
Price per share (in dollars per share) | $ / shares	$ 10.00
Consideration received | $	$ 250,000,000.0
Payments of stock issuance costs | $	$ 7,500,000
Public Warrants
Class of Stock [Line Items]
Warrants (in shares)						17,250,000	17,250,000	17,250,000	17,250,000	17,250,000	17,250,000
Exercise price per share (in dollars per share) | $ / shares						$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Term of warrants						5 years	5 years	5 years	5 years	5 years	5 years
Other
Class of Stock [Line Items]
Warrants (in shares)						627,780	627,780	627,780	627,780	627,780	627,780	7,000
Exercise price per share (in dollars per share) | $ / shares	$ 7.715					$ 7.72	$ 7.72	$ 7.72	$ 7.72	$ 7.72	$ 7.72	$ 691.90
Warrant, shares issuable (in shares)	627,700
Class A common stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)						420,000,000	420,000,000	420,000,000	420,000,000	420,000,000	420,000,000
Common stock, outstanding (in shares)						84,803,687	84,803,687	84,803,687	84,803,687	84,803,687	84,803,687		34,500,000
Common stock, issued (in shares)						86,373,596	86,373,596	86,373,596	86,373,596	86,373,596	86,373,596
Class B common stock
Class of Stock [Line Items]
Stock issued (in shares)					11,500,000
Price per share (in dollars per share) | $ / shares					$ 0.002
Consideration received | $					$ 25,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)						20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, outstanding (in shares)		8,625,000	8,625,000			0	0	0	0	0	0		8,625,000
Stock transferred (in shares)				50,000
Stock returned (in shares)			4,312,500
Common stock, issued (in shares)						0	0	0	0	0	0
Business combination, shares converted (in shares)	7,437,241
Class B common stock | Sunlight Financial LLC
Class of Stock [Line Items]
Business combination, shares cancelled (in shares)	1,187,759
Business combination, shares redeemed (in shares)	19,227,063
Class C common stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)						65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000
Common stock, outstanding (in shares)						47,595,455	47,595,455	47,595,455	47,595,455	47,595,455	47,595,455
Common stock, issued (in shares)						47,595,455	47,595,455	47,595,455	47,595,455	47,595,455	47,595,455		0